Financial and capital risk management and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Fair Value Hierarchy
25.3 Fair value hierarchy

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 20)	December 31, 2019	1,654	—	—	1,654
Provision for contingent consideration (Note 5)	December 31, 2019	354	—	—	354
Warrant liability (Note 21)	December 31, 2019	131	—	131	—
Liabilities for which fair values are disclosed
Bank loan (Note 19)	December 31, 2019	20,512	—	20,512	—

There were no transfers between Level 1 and Level 2 during 2019.

Fair value measurement hierarchy for liabilities as at December 31, 2018:

	Fair value measurement using
	Date of valuation	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Provision for deferred cash consideration (Note 20)	December 31, 2018	2,061	—	—	2,061
Warrant liability (Note 21)	December 31, 2018	1,346	—	1,346	—
Liabilities for which fair values are disclosed
Convertible loan (Note 19)	December 31, 2018	1,977	—	1,977	—
Bank loan (Note 19)	December 31, 2018	18,775	—	18,775	—

Summary of the Changes in Level 3
The following table presents the changes in level 3 items for the periods ended December 31, 2019 and December 31, 2018:

	Provision for deferred cash consideration	Provision for contingent consideration
January 1, 2018	2,061	—
Unwinding of the time value of money recognised as a finance charge	443	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	(373)	—

December 31, 2018	2,131	—

January 1, 2019	2,131	—
Unwinding of the time value of money (recognized as a finance charge)	221	—
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	(698)	—
Change in estimate relating to probabilities (recognized as an administrative expense)	—	354

December 31, 2019	1,654	354

Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement
The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as at December 31,
2019
and
2018
are as shown below:

	Valuation technique	Significant unobservable inputs	Input r ange ( weighted average )	Sensitivity of the input to fair value

Provision for deferred cash consideration	DCF	WACC	2019: 15.3%	1% increase would result in a decrease in fair value by £38,000 .

		WACC	2018: 15.3%	1% decrease would result in an increase in fair value by £18,000

		Probability of success	2019: 15.8–95%	10% increase would result in an increase in fair value by £0.4 million

		Probability of success	2018: 28%–95%	10% decrease would result in a decrease in fair value by £0.9 million

Contingent consideration liability	DCF	Ongoing uncertainty in the clinical development of the Navi product.	Not applicable	Total potential payments future payments relating to the contingent consideration liability on a gross, undiscounted basis are approximately $80.0 million (see Note 30).
Regulatory approval and commercialisation risks.
Sensitivity of the input to fair value is primarily driven by uncertainty in the clinical development of the Navi product. As at December 31, 2019, we are completing a Phase 1b clinical trial.

Future potential payments under the CVR arrangement are contingent on i) future development milestones and ii) future sales of the Navi product, following regulatory approval and commercialisation.

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2019:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
Bank loan (Note 19)	17,185	5,484	—	—	22,669
Leases (Note 4)	2,634	4,643	4,913	8,105	20,295
Trade and other payables (Note 23)	6,352	—	—	—	6,352
Contingent consideration liability (Note 5)	354	—	—	—	354

	26,525	10,127	4,913	8,105	49,670

Summary of Contractual Obligations
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments at December 31, 2018:

	Payments due by period
	Up to 1 year	1–3 years	3–5 years	Over 5 years	Total
Convertible loan (Note 19)	83	2,162	—	—	2,245
Bank loan (Note 19)	8,260	15,589	—	—	23,849
Leases (Note 27)	332	204	—	—	536
Trade and other payables (Note 23)	4,570	—	—	—	4,570

	13,245	17,955	—	—	31,200

Detailed Information About Cash And Cash Equivalents By Currency Type
The table below shows analysis of the pound sterling equivalent of period-end
cash and cash equivalent balances by currency:

	Year ended December 31, 2019	Year ended December 31, 2018
Cash at bank and in hand:
Pound sterling	2,525	23,189
US dollars	13,807	1,809
Swiss francs	11	—
Euro	4	44

	16,347	25,042

Detailed Onformation About Gain Loss On Foreign Currency Translaction Recognized In Income Statement
The table below shows those transactional exposures that give rise to net currency gains and losses recognized in the consolidated income statement. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at year end, these exposures were as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Net foreign currency assets / (liabilities):
US dollars	(219)	(542)
Swiss francs	(6)	—
Euro	(812)	(1,430)

	(1,037)	(1,972)

Summary of sensitivity analyis of currency movement
The following table details the Group’s sensitivity to a 10% change in the period-end
rate, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the US dollar and the Euro against pound sterling:

Year ended December 31, 2019	US dollar	Euro
Net foreign currency assets / (liabilities):
Loss before tax	20	74
Equity	20	74

Year ended December 31, 2018	US dollar	Euro
Net foreign currency assets / (liabilities):
Loss before tax	49	130
Equity	49	130